FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02736
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ADAMS NATURAL RESOURCES FUND, INC.
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(Exact name of registrant as specified in charter)

500 East Pratt Street, Suite 1300, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Adams Natural Resources Fund, Inc.
500 East Pratt Street, Suite 1300
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

	Shares	Value (A)
Common Stocks — 99.1%
Energy — 78.7%
Exploration & Production — 25.6%
Anadarko Petroleum Corp.	322,000	$19,964,000
Callon Petroleum Co. (B)	273,500	3,599,260
Cimarex Energy Co.	81,400	9,726,486
Concho Resources Inc. (B)	89,100	11,435,094
ConocoPhillips	547,500	27,303,825
EOG Resources, Inc.	195,500	19,071,025
EQT Corp.	113,100	6,910,410
Noble Energy, Inc.	392,600	13,481,884
Occidental Petroleum Corp.	378,800	24,000,768
Pioneer Natural Resources Co.	82,700	15,401,221
Range Resources Corp.	322,100	9,373,110
RSP Permian, Inc. (B)	145,000	6,007,350
Whiting Petroleum Corp. (B)	251,500	2,379,190

		168,653,623

Integrated Oil & Gas — 27.0%
Chevron Corp. (D)	548,700	58,913,919
Exxon Mobil Corp. (D)	1,454,530	119,286,005

		178,199,924

Oil Equipment & Services — 14.1%
Baker Hughes, Inc.	90,100	5,389,782
Forum Energy Technologies, Inc. (B)	167,700	3,471,390
Halliburton Co.	472,770	23,265,012
National Oilwell Varco, Inc.	141,900	5,688,771
Oil States International Inc. (B)	180,100	5,970,315
Schlumberger Ltd. (D)	525,400	41,033,740
Weatherford International plc (B)	1,190,100	7,914,165

		92,733,175

Pipelines — 5.4%
Enbridge Inc.	136,673	5,718,398
Kinder Morgan Inc.	362,300	7,876,402
Targa Resources Corp.	149,800	8,973,020
Williams Companies, Inc.	440,600	13,037,354

		35,605,174

Refiners — 6.6%
Holly Frontier Corp.	177,250	5,023,265
Marathon Petroleum Corp.	289,400	14,626,276
Phillips 66	92,575	7,333,792
Valero Energy Corp.	252,800	16,758,112

		43,741,445

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2017 (unaudited)

	Shares	Value (A)
Basic Materials — 20.4%
Chemicals — 17.1%
Air Products and Chemicals, Inc.	26,300	$3,558,127
Dow Chemical Co.	445,456	28,304,274
E.I. du Pont de Nemours & Co.	147,800	11,872,774
Eastman Chemical Co.	115,300	9,316,240
H.B. Fuller Co.	164,900	8,502,244
LyondellBasell Industries N.V. (Class A)	228,600	20,846,034
Monsanto Co.	150,400	17,025,280
PPG Industries, Inc.	125,800	13,219,064

		112,644,037

General Industrials — 0.8%
Packaging Corp. of America	52,800	4,837,536

Gold & Precious Metals — 0.6%
SPDR Gold Shares (B)	35,200	4,178,944

Industrial Metals — 1.9%
Freeport-McMoRan Inc. (B)	398,700	5,326,632
Reliance Steel & Aluminum Co.	34,100	2,728,682
Steel Dynamics, Inc.	133,900	4,654,364

		12,709,678

Total Common Stocks (Cost $480,482,610)		653,303,536

Short-Term Investments — 1.9%
Money Market Funds — 1.9%
Fidelity Institutional Money Market – Money Market Portfolio (Institutional Class), 0.99% (C)	9,000,000	9,000,000
Northern Institutional Treasury Portfolio, 0.64% (C)	3,558,023	3,558,023

Total Short-Term Investments (Cost $12,558,023)		12,558,023

Total Investments — 101.0% of Net Assets (Cost $493,040,632)		$665,861,559

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2017 (unaudited)

Total Return Swap Agreements — (0.2)%	Type of Contract	Counterparty	Termination Date	Notional Amount	Unrealized Appreciation (Assets)	Unrealized Depreciation (Liabilities)
Receive positive total return (pay negative total return) on 131,700 shares of Apache Corp. common stock and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Morgan Stanley	2/24/2018	$8,271,945	$—	$(1,524,164)
Receive negative total return (pay positive total return) on 110,400 shares of Energy Select Sector SPDR Fund and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.81%.	Short	Morgan Stanley	2/24/2018	8,254,299	490,198	—

Gross unrealized gain (loss) on open total return swap agreements					$490,198	$(1,524,164)

Net unrealized loss on open total return swap agreements						$(1,033,966)

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Notes:

(A)	Common stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	Presently non-dividend paying.
(C)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(D)	A portion of the position is pledged as collateral for open swap agreements. The aggregate market value of pledged securities is $2,887,650, which provides $1,443,825 in collateral value after required valuation allowance is applied.

5

See accompanying notes.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

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Adams Natural Resources Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("1940 Act") as a non-diversified investment company. The Fund is an internally-managed closed-end fund specializing in energy and other natural resources stocks. The investment objectives of the Fund are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

Investment Transactions - The Fund's investment decisions are made by the portfolio management team with recommendations from the research staff. Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on the basis of specific identification.

Valuation - The Fund's financial instruments are reported at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund has a Valuation Committee ("Committee") to ensure that financial instruments are appropriately priced at fair value in accordance with accounting principles generally accepted in the United States ("GAAP") and the 1940 Act. Subject to oversight by the Board of Directors, the Committee establishes methodologies and procedures to value securities for which market quotations are not readily available.

GAAP establishes the following fair value hierarchy that categorizes inputs used to measure fair value:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments;
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments;
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Money market funds are valued at net asset value. These securities are generally categorized as Level 1 in the hierarchy.

Short-term investments (excluding money market funds) are valued at amortized cost, which approximates fair value. Total return swap agreements are valued using independent, observable inputs, including underlying security prices, dividends, and interest rates. These securities are generally categorized as Level 2 in the hierarchy.

At March 31, 2017, the Fund's financial instruments were classified as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks	$653,303,536	$--	$--	$653,303,536
Short-term investments	12,558,023	--	--	12,558,023
Total investments	$665,861,559	$--	$--	$665,861,559

Liabilities:
Total return swap agreements*	$--	$(1,033,966)	$--	$(1,033,966)

*Unrealized appreciation (depreciation)

There were no transfers between levels during the period ended March 31, 2017.

2. FEDERAL INCOME TAXES

As of March 31, 2017, the identified cost of securities for federal income tax purposes was $493,040,632 and net unrealized appreciation aggregated $172,820,927, consisting of gross unrealized appreciation of $206,468,112 and gross unrealized depreciation of $33,647,185.

3. INVESTMENT TRANSACTIONS

Purchases and sales of portfolio investments, other than short-term investments and derivative transactions, during the period ended March 31, 2017 were $36,838,760 and $29,818,182, respectively.

4. DERIVATIVES

During the period ended March 31, 2017, the Fund invested in derivative instruments. The Fund may use derivatives for a variety of purposes, including, but not limited to, the ability to obtain leverage, to gain or limit exposure to particular market sectors or securities, to provide additional income, and/or to limit equity price risk in the normal course of pursuing its investment objectives. The financial derivative instruments outstanding as of period-end are indicative of the volume of financial derivative activity for the period.

Total Return Swap Agreements - The Fund may use total return swap agreements to manage exposure to certain risks and/or enhance performance. Total return swap agreements are bilateral contracts between the Fund and a counterparty in which the Fund, in the case of a long contract, agrees to receive the positive total return (and pay the negative total return) of an underlying equity security and to pay a financing amount, based on a notional amount and a referenced interest rate, over the term of the contract. In the case of a short contract, the Fund agrees to pay the positive total return (and receive the negative total return) of the underlying equity security and to receive or pay a financing rate, based on a notional amount and a referenced interest rate, over the term of the contract. The fair value of each total return swap agreement is determined daily with the change in the fair value recorded as an unrealized gain or loss. Upon termination of a swap agreement, the Fund recognizes a realized gain (loss) on total return swap agreements equal to the net receivable (payable) amount under the terms of the agreement.

Total return swap agreements entail risks associated with counterparty credit, liquidity, and equity price risk. Such risks include that the Fund or the counterparty may default on its obligation, that there is no liquid market for these agreements, and that there may be unfavorable changes in the price of the underlying equity security. To mitigate the Fund's counterparty credit risk, the Fund enters into master netting and collateral arrangements with the counterparty. A master netting agreement allows either party to terminate the contract prior to termination date and to net amounts due across multiple contracts upon settlement, providing for a single net settlement with a counterparty. The Fund's policy is to net all derivative instruments subject to a netting agreement. The fair value of each outstanding total return swap contract is presented on the Schedule of Investments.

A collateral arrangement requires each party to provide collateral with a value, adjusted daily and subject to a minimum transfer amount, equal to the net amount owed to the other party under the contract. The counterparty provides cash collateral to the Fund and the Fund provides collateral by segregating portfolio securities, subject to a valuation allowance, into a tri-party account at its custodian. As of March 31, 2017, securities with a value of $2,887,650 were pledged as collateral for open total return swap agreements, providing $1,443,825 in collateral value after the required valuation allowance was applied.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adams Natural Resources Fund, Inc.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	April 28, 2017

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	April 28, 2017